Investment in Affiliates (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2015 USD ($)	Feb. 18, 2015
Schedule of Investments [Line Items]
Proceeds from Issuance of Long-Term Debt		$ 479,735	$ 735,276	$ 79,475
Long-Term Debt		$ 1,945,447	$ 1,361,709
Common units outstanding | shares		30,184,388	30,197,087
Investment income		$ 0	$ 80,839	$ 1,133
Navios Europe [Member] | Five Vessel Owning Companies [Member]
Schedule of Investments [Line Items]
Property, Plant and Equipment, Additions		$ 56,050
Navios Europe II [Member]
Schedule of Investments [Line Items]
Ownership percentage						5.00%
Number of vessels acquired					14
Cash consideration					$ 145,550
Long-Term Debt					14,000
Navios Containers [Member]
Schedule of Investments [Line Items]
Ownership percentage				35.70%
Common units outstanding | shares				11,592,276
Equity Method Investment, Quoted Market Value				$ 47,528
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures				26,158
Navios Europe II [Member] | Senior Loans II
Schedule of Investments [Line Items]
Proceeds from Issuance of Long-Term Debt					131,550
Loan discount					3,375
Navios Europe II [Member] | Junior Loan II
Schedule of Investments [Line Items]
Debt Instrument, Face Amount					182,150
Loans Payable, Fair Value Disclosure					99,147
Navios Europe II [Member] | Navios Holdings [Member]
Schedule of Investments [Line Items]
Ownership percentage						47.50%
Navios Europe II [Member] | Navios Acquisition [Member]
Schedule of Investments [Line Items]
Ownership percentage						47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II[Member]
Schedule of Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 43,500
Line of Credit Facility, Increase (Decrease), Net	$ 14,000
Navios Containers [Member]
Schedule of Investments [Line Items]
Investment income				$ 1,133
Navios Containers [Member] | Limited Partner [Member]
Schedule of Investments [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares		8,133,452
Shares conversion rate		0.39